FAIR VALUE	12 Months Ended
Dec. 31, 2011
FAIR VALUE

3.  FAIR VALUE

We have categorized our financial instruments, based on the degree of subjectivity inherent in the method by which they are valued, into a fair value hierarchy of three levels, as follows:

•	Level 1: Inputs are unadjusted, quoted prices in active markets for identical instruments at the measurement date (e.g., U.S. government obligations and active exchange-traded equity securities).

•

Level 2:  Inputs (other than quoted prices included within Level 1) that are observable for the instrument either directly or indirectly (e.g., certain corporate and municipal bonds and certain preferred stocks). This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments, and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•

Level 3:  Inputs that are unobservable. Unobservable inputs reflect our subjective evaluation about the assumptions market participants would use in pricing the financial instrument (e.g., certain structured securities and privately held investments).

Pursuant to generally accepted accounting principles, which require us to evaluate whether a market is distressed or inactive in determining the fair value for our portfolio, we review certain market level inputs to evaluate whether sufficient activity, volume, and new issuances existed to create an active market. Based on this evaluation, we concluded that there was sufficient activity related to the sectors and securities for which we obtained valuations.

The composition of the investment portfolio by major security type was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2011
Fixed maturities:
U.S. government obligations	$2,963.0	$0	$0	$2,963.0	$2,842.7
State and local government obligations	0	2,002.1	0	2,002.1	1,938.6
Corporate debt securities	0	2,896.2	0	2,896.2	2,801.5

Subtotal	2,963.0	4,898.3	0	7,861.3	7,582.8

Asset-backed securities:
Residential mortgage-backed	0	364.6	62.3	426.9	452.9
Commercial mortgage-backed	0	1,855.3	21.3	1,876.6	1,829.8
Other asset-backed	0	1,218.0	2.6	1,220.6	1,210.9

Subtotal asset-backed securities	0	3,437.9	86.2	3,524.1	3,493.6

Redeemable preferred stocks:
Financials	24.1	107.2	0	131.3	124.3
Utilities	0	68.1	0	68.1	70.8
Industrials	0	174.5	0	174.5	184.2

Subtotal redeemable preferred stocks	24.1	349.8	0	373.9	379.3

Total fixed maturities	2,987.1	8,686.0	86.2	11,759.3	11,455.7

Equity securities:
Nonredeemable preferred stocks:
Financials	227.9	525.4	0	753.3	433.7
Utilities	0	53.0	0	53.0	40.0
Industrials	0	0	0	0	0

Subtotal nonredeemable preferred stocks	227.9	578.4	0	806.3	473.7

Common equities:
Common stocks	1,834.1	0	0	1,834.1	1,427.3
Other equity-like investments	0	0	11.5	11.5	3.7

Subtotal common equities	1,834.1	0	11.5	1,845.6	1,431.0

Total fixed maturities and equity securities	$5,049.1	$9,264.4	$97.7	14,411.2	13,360.4

Short-term investments:
Other short-term investments[1]				1,551.8	1,551.8

Total portfolio				$15,963.0	$14,912.2

Debt[2]				$2,664.7	$2,442.1

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2010
Fixed maturities:
U.S. government obligations	$3,242.6	$0	$0	$3,242.6	$3,203.2
State and local government obligations	0	1,989.1	0	1,989.1	1,955.5
Corporate debt securities	0	2,616.6	29.5	2,646.1	2,579.0

Subtotal	3,242.6	4,605.7	29.5	7,877.8	7,737.7

Asset-backed securities:
Residential mortgage-backed	0	466.9	96.7	563.6	567.1
Commercial mortgage-backed	0	1,804.6	27.5	1,832.1	1,772.1
Other asset-backed	0	1,069.0	5.0	1,074.0	1,063.9

Subtotal asset-backed securities	0	3,340.5	129.2	3,469.7	3,403.1

Redeemable preferred stocks:
Financials	23.4	172.4	0	195.8	183.8
Utilities	0	71.4	0	71.4	70.2
Industrials	0	235.3	0	235.3	236.0

Subtotal redeemable preferred stocks	23.4	479.1	0	502.5	490.0

Total fixed maturities	3,266.0	8,425.3	158.7	11,850.0	11,630.8

Equity securities:
Nonredeemable preferred stocks:
Financials	490.2	565.1	0	1,055.3	514.3
Utilities	0	67.9	0	67.9	50.8
Industrials	0	34.4	0	34.4	36.2

Subtotal nonredeemable preferred stocks	490.2	667.4	0	1,157.6	601.3

Common equities:
Common stocks	1,413.2	0	0	1,413.2	1,017.6
Other equity-like investments	0	0	11.8	11.8	4.1

Subtotal common equities	1,413.2	0	11.8	1,425.0	1,021.7

Total fixed maturities and equity securities	$5,169.4	$9,092.7	$170.5	14,432.6	13,253.8

Short-term investments:
Other short-term investments[1]				1,090.8	1,090.8

Total portfolio				$15,523.4	$14,344.6

Debt[2]				$2,105.7	$1,958.2

[1]	Due to the underlying nature of these securities, cost approximates fair value.

[2]	Debt is not subject to measurement at fair value in the Consolidated Balance Sheets. Therefore, it is not broken out by hierarchy level; fair values are obtained from external sources.

Our portfolio valuations classified as either Level 1 or Level 2 in the above tables are priced exclusively by external sources, including: pricing vendors, dealers/market makers, and exchange-quoted prices. During 2011, we had one nonredeemable preferred security with a value of $44.2 million that was transferred from Level 1 to Level 2 due to the lack of an exchange-quoted price at year-end. The exchange price was not available due to illiquidity in the market place that is expected to be temporary. A consistent exchange-quoted price was previously available for this security, and we will continue to monitor the security for future exchange trading volume. We recognize transfers between levels at the end of the reporting period. We did not have any transfers between Level 1 and Level 2 for the year ended December 31, 2010.

With limited exceptions, our Level 3 securities are also priced externally; however, due to several factors (e.g., nature of the securities, level of activity, and lack of similar securities trading to obtain observable market level inputs), these valuations are more subjective in nature. Certain private equity investments and fixed-income investments included in the Level 3 category are valued using external pricing supplemented by internal review and analysis.

At December 31, 2011, vendor-quoted prices represented 59% of our Level 1 classifications, compared to 63% at December 31, 2010. The securities quoted by vendors in Level 1 represent our holdings in U.S. Treasury Notes, which are frequently traded and the quotes are considered similar to exchange-traded quotes. The balance of our Level 1 pricing comes from quotes obtained directly from trades made on an active exchange.

At December 31, 2011, vendor-quoted prices comprised 96% of our Level 2 classifications, while dealer-quoted prices represented 4%, compared to 94% and 6%, respectively, at December 31, 2010. In our process for selecting a source (e.g., dealer, pricing service) to provide pricing for securities in our portfolio, we reviewed documentation from the sources that detailed the pricing techniques and methodologies used by these sources and determined if their policies adequately considered market activity, either based on specific transactions for the particular security type or based on modeling of securities with similar credit quality, duration, yield, and structure that were recently transacted. Once a source is chosen, we continue to monitor any changes or modifications to their processes by reviewing their documentation on internal controls for pricing and market reviews.

Our internal pricing policy is to consistently use a single source in order to maintain the integrity established when selecting the source initially. From time to time, we will obtain a quote from more than one source to help us further evaluate the market price of a security. Quotes obtained from the sources are not considered binding offers to transact a trade. Under our policy, when a review of the valuation received from our selected source appears outside what is considered market level activity (which is defined as trading at spreads or yields significantly different than comparable securities or outside the general sector level movement without a reasonable explanation), we may use an alternate source’s price. To the extent we determine that it is prudent to substitute one source’s price for another, we will contact the initial source to obtain an understanding of the factors that may be contributing to the significant price variance, which often leads the source to adjust their pricing input data for future pricing.

To allow us to determine if our initial source is providing a price that is outside of a reasonable range, we review our portfolio pricing on a weekly basis. We frequently challenge prices from our sources when a price provided does not match our expectations based on our evaluation of market trends/activity. Initially, we perform a global review of our portfolio by sector to identify securities whose prices appear outside of a reasonable range. We refine our review to analyze prices by specific criteria, such as whether the security is investment or non-investment-grade, prime or sub-prime, or a consumer product (e.g., auto, credit card). Through this review, we try to determine what contributed to the price variances among sources by analyzing spread movement, comparable security trades, if available, or industry or specific issuer fundamentals. We review quality control measures of our sources as they become available to determine if any significant changes have occurred from period to period that might indicate issues/concerns regarding their evaluation or market coverage. We also review data assumptions as supplied by our sources to determine if that data is relevant to current market conditions. In addition, we independently review each sector for transaction volumes, new issuances, and changes in spreads, as well as the overall movement of interest rates along the yield curve to determine if sufficient activity and liquidity exists to provide a credible source for our market valuations.

During each valuation period, we create internal estimations of portfolio valuation (performance returns), based on current market-related activity (i.e., interest rate and credit spread movements and other credit-related factors) within each major sector of our portfolio. We compare our internally generated portfolio results with those generated based on quotes we received externally and research material valuation differences. In addition, we compare our results to index returns for each major sector adjusting for duration and credit quality differences to better understand our portfolio’s results. Additionally, we review on a monthly basis our external sales transactions and compare the actual final market sales price to a previous market valuation price. This review provides us further validation that our pricing sources are providing market level prices, since we are able to explain significant price changes (i.e., greater than 2%) as known events occur in the market place and affect a particular security’s price at sale.

This analysis provides us additional comfort regarding the source’s process, the quality of their review, and their willingness to improve their analysis based on feedback from clients. We believe this collaborative effort helps ensure that we are reporting the most representative fair values of our securities.

After all the valuations are received and our review is complete, to the extent the inputs used by vendors are determined to not contain sufficient observable market information, we will reclassify the affected security valuations to Level 3. At December 31, 2011 and 2010, securities in our fixed-maturity portfolio listed as Level 3 were comprised substantially of securities that were either: (i) private placement deals, (ii) thinly held and/or traded securities, or (iii) non-investment-grade securities with little liquidity. Based on these factors, it was difficult to independently verify observable market inputs that were used to generate the external valuations we received. At December 31, 2011 and 2010, we had one private common equity security with a value of $10.2 million that was priced internally. Additionally, at December 31, 2011 and 2010, we had two fixed-maturity securities with an aggregate value of $0.5 million that were priced internally. Despite the lack of sufficient observable market information, based on the valuations received in conjunction with our procedures for evaluating third-party prices, we believe the fair values reported in the financial statements accurately reflect market prices.

The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2011 and 2010:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2010	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss	Change in Valuation	Net Transfers In (Out)[1]	Fair value at Dec. 31, 2011
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$96.7	$(19.5)	$0	$0	$0	$.5	$(15.4)	$62.3
Commercial mortgage-backed	27.5	(.3)	0	0	0	(5.9)	0	21.3
Other asset-backed	5.0	(2.6)	0	0	0	.2	0	2.6

Total asset-backed securities	129.2	(22.4)	0	0	0	(5.2)	(15.4)	86.2
Corporate debt securities	29.5	0	0	(27.9)	(.6)	(1.0)	0	0
Other debt obligations	0	0	0	0	0	0	0	0
Redeemable preferred stocks:
Industrials	0	0	0	0	0	0	0	0

Total fixed maturities	158.7	(22.4)	0	(27.9)	(.6)	(6.2)	(15.4)	86.2

Equity securities:
Common equities:
Other equity-like investments	11.8	0	0	0	0	(.3)	0	11.5

Total Level 3 securities	$170.5	$(22.4)	$0	$(27.9)	$(.6)	$(6.5)	$(15.4)	$97.7

[1]	The $(15.4) million was transferred out of Level 3 into Level 2 due to the availability of vendor pricing on a residential mortgage-backed security.

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2009	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss	Change in Valuation	Net Transfers In (Out)[1]	Fair value at Dec. 31, 2010
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$46.1	$(20.9)	$55.6	$0	$0	$4.8	$11.1	$96.7
Commercial mortgage-backed	21.6	0	0	0	0	5.4	.5	27.5
Other asset-backed	7.8	(2.6)	0	0	0	(.2)	0	5.0

Total asset-backed securities	75.5	(23.5)	55.6	0	0	10.0	11.6	129.2
Corporate debt securities	28.2	0	0	0	0	1.3	0	29.5
Other debt obligations	1.1	0	0	0	0	(1.1)	0	0
Redeemable preferred stocks:
Industrials	53.1	0	0	0	0	0	(53.1)	0

Total fixed maturities	157.9	(23.5)	55.6	0	0	10.2	(41.5)	158.7

Equity securities:
Common equities:
Other equity-like investments	12.9	(2.1)	0	(.3)	.3	1.0	0	11.8

Total Level 3 securities	$170.8	$(25.6)	$55.6	$(.3)	$.3	$11.2	$(41.5)	$170.5

[1]

The net $(41.5) million of transfers out of Level 3 included: a $12.1 million transfer into Level 3 and subsequent transfer out of Level 3 at $(15.1) million due to sufficient trade volume, a $(53.1) million transfer out of Level 3 due to the availability of vendor pricing on a redeemable preferred stock, and $14.6 million of transfers into Level 3 due to the lack of trade volume.